Discontinued Operation - Schedule of Major Classes of Income and Losses from Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Major Classes of Income and Losses from Discontinued Operations [Abstract]
Total net revenue				¥ 1,617,904
Cost of revenues				(795,112)
Gross profit				822,792
General and administrative expenses				(2,224,057)
Sales and marketing expenses				(668,264)
Total operating expenses				(2,892,321)
Operating loss				(2,069,529)
Interest expense				(203,565)
Interest income				770
Other income, net				166,086
Loss before income tax expense				(2,106,238)
Income tax benefit				523,710
Loss before one-off loss upon deconsolidation of Chuangmei Weiye				(1,582,528)
One-off loss upon deconsolidation of Chuangmei Weiye, net of tax				(21,812,133)
Net loss from discontinued operation				¥ (23,394,661)